EQUITY Rollforward of Shares and Share Capital (Details) (Details) - shares	6 Months Ended	10 Months Ended
	Jun. 28, 2019	Jun. 28, 2019
Share capital
Disclosure of classes of share capital [line items]
Number of shares cancelled (in shares)	(9,762,986)	(22,192,586)